Stock-Based Compensation - Schedule of Stock Options Activity (Details) - Stock Options [Member] - $ / shares	9 Months Ended
Sep. 30, 2025
Schedule of Stock Options Activity [Line Items]
Number of Options, Outstanding Beginning	104,823
Weighted Average Exercise Price, Outstanding Beginning	$ 27.61
Number of Options, Exercised	(100,000)
Weighted Average Exercise Price, Exercised
Number of Options, Outstanding Ending	4,823
Weighted Average Exercise Price, Outstanding Ending	$ 550.6
Number of Options, Options Exercisable	4,823
Weighted Average Exercise Price, Options Exercisable	$ 550.6
Number of Options, options expected to vest
Weighted Average Exercise Price Options, options expected to vest